OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
OTHER PAYABLES
Disclosure of other payables

29.   OTHER PAYABLES

	December 31,
	2017	2018
	RMB	RMB

Salaries and welfare payable	7,162	7,312
Interest payable	723	634
Payables for constructions	60,010	54,992
Other payables	29,028	22,852
Financial liabilities carried at amortized costs	96,923	85,790
Taxes other than income tax	58,925	80,361
Receipts in advance (Note 1(a))	120,734	—
	276,582	166,151